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File No. 042073-0009

VIA EDGAR

Jeffrey Riedler, Esq.

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Zogenix, Inc.
SEC File No. 333-169210
Registration Statement on Form S-1 filed September 3, 2010
Amendment No. 1 filed October 12, 2010
Amendment No. 2 filed October 27, 2010
Amendment No. 3 filed November 4, 2010

Dear Mr. Riedler:

We are in receipt of the Staff’s letter dated November 3, 2010 with respect to the above-referenced Registration Statement. We are responding to the Staff’s comments on behalf of Zogenix, Inc. (“Zogenix” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Zogenix is submitting via EDGAR Amendment No. 3 to its Registration Statement on Form S-1 (the “Amendment”), responding to the Staff’s comments. Courtesy copies of this letter and the Amendment (marked to show the changes thereto) are being submitted to the Staff by courier.

Zogenix’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Amendment. For ease of reference, we have set forth the Staff’s comments and Zogenix’s response for each item below.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

Convertible Preferred Stock Warrants, page F-38

1.	With respect to the Amended Oxford Agreement, please revise to disclose under what circumstances the exercise price of the warrants can be adjusted and explain to us why you use

November 4, 2010

the Black-Scholes option pricing model, instead of a binomial or lattice pricing model to value your warrants. It appears that binomial or lattice models are better suited to handle the potential changes to your warrant exercise price.

Zogenix’s Response: Zogenix respectfully advises the Staff that the warrants issued in connection with the Amended Oxford Agreement provide for a potential adjustment to the exercise price ($1.10 per share of convertible preferred stock) in the event that Zogenix completes its next private financing transaction at a price per share less than the $1.10 per share price from Zogenix’s Series B convertible preferred stock financing completed in 2009. The Company has revised its disclosure accordingly on page F-30 of the Amendment.

The Company has also revised its disclosure on page F-30 of the Amendment to reflect the use of the binomial model to determine the fair value of the warrants issued under the Amended Oxford Agreement. The binomial model takes into consideration the probability of a private financing at a price per share less than a $1.10 per share, relative to other potential liquidity events consistent with those described in connection with the PWERM model under “Management’s Discussion and Analysis – Common Stock Valuation” beginning on page 85 of the Amendment. The binomial model resulted in less than $10,000 of additional value as compared to the Black-Scholes model, which was initially utilized. The de minimus difference was primarily a result of the low probability that a “down-round” private financing would occur given the proximity of a potential IPO at the periods assessed and the fact that the value of the Company’s preferred stock at the time these warrants were issued was above the exercise price.

Correspondence dated November 1, 2010

Report of Independent Registered Public Accounting Firm, page F-2

2.	The audit opinion contains conditional language. Please note that this language must be removed prior to effectiveness.

Zogenix’s Response: Zogenix advises the Staff that the 1-for-10 reverse stock split was completed on November 3, 2010. Accordingly, the conditional language in the audit opinion has been removed.

* * * * *

Any comments or questions regarding the foregoing should be directed to the undersigned at 858-523-5435. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Cheston J. Larson

Cheston J. Larson

of LATHAM & WATKINS LLP

cc:	Jennifer Riegel, Securities and Exchange Commission
Tabatha Akins, Securities and Exchange Commission

November 4, 2010

cc (cont.):	Roger L. Hawley, Zogenix, Inc.

Ann Rhoads, Zogenix, Inc.

Trisha Millican, Zogenix, Inc.

Matthew T. Bush, Latham & Watkins LLP

Eric S. Hauter, Esq., Sidley Austin LLP

John Clift, Ernst & Young LLP

Esther Jeska, Ernst & Young LLP